Note 8 - Convertible Notes (Details) - Notes Payable (Parentheticals)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Private Placement [Member] | Due September 3, 2014 [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе	8.00%	8.00%	8.00%
Private Placement [Member] | Due on January 26, 2014 [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		8.00%	8.00%
Due February 22, 2014 [Member] | JMJ Financial Inc [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		8.00%	8.00%
Due March 21, 2013 [Member] | Asher Enterprises Inc [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		8.00%	8.00%
Due May 10, 2013 [Member] | Asher Enterprises Inc [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		8.00%	8.00%
Due August 27, 2013 [Member] | Asher Enterprises Inc [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		8.00%	8.00%
Due May 19, 2014 [Member] | Asher Enterprises Inc [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		8.00%	8.00%
Due September 19, 2012 [Member] | Asher Enterprises Inc [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		8.00%	8.00%
Due September 12, 2014 [Member] | Asher Enterprises Inc [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		8.00%	8.00%
Due December 19, 2013 [Member] | Carebourn Capital L.P. [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		8.00%	8.00%
Due July 29, 2014 [Member] | Carebourn Capital L.P. [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		8.00%	8.00%
Due August 29, 2014 [Member] | Carebourn Capital L.P. [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		8.00%	8.00%
Due January 3, 2013 [Member] | TCA Global Credit Master Fund, LP [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		12.00%	12.00%
Due April 26, 2014 [Member] | TCA Global Credit Master Fund, LP [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		12.00%	12.00%
Due April 9, 2014 [Member] | Individual Counterparty [Member]
Short-term Debt [Line Items]
Convеrtiblе Promissory Notе Payablе, Intеrеst ratе		12.00%	12.00%